The Nature of Expenses (Details 1) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Expenses By Nature Explanatory [Line Items]
Amortisation expense		$ 540,969	$ 628,606	$ 1,159,465
Cost Of Sales [member]
Disclosure Of Expenses By Nature Explanatory [Line Items]
Amortisation expense		518,403	628,606	1,159,465
Operating Expenses [member]
Disclosure Of Expenses By Nature Explanatory [Line Items]
Amortisation expense	[1]	$ 22,566	$ 0	$ 0

[1]	Operating expenses are inclusive of selling and distribution expenses, general and administrative expenses and research and development expenses.